Organization and Description of the Business	12 Months Ended
Dec. 31, 2011
Organization and Description of the Business [Abstract]
Organization and Description of the Business
1.	Organization and Description of the Business

Knight Capital Group, Inc. (collectively with its subsidiaries, "Knight" or the "Company") is a global financial services firm that provides access to the capital markets across multiple asset classes to a broad network of clients, including buy- and sell-side firms and corporations. The Company seeks to continually apply its expertise and innovation to the market making and trading process to build lasting client relationships through consistent performance and superior client service. In the third quarter of 2011, the Company changed from three operating segments: (i) Equities, (ii) Fixed Income, Currencies and Commodities and (iii) Corporate to four operating segments, (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other. This change was made to better reflect the current nature of the Company's offerings and services, its distribution methods and how it manages its businesses. As of December 31, 2011, the Company's operating segments comprised the following:

Market Making

The Market Making segment principally consists of market making in global equities and listed domestic options. As a market maker, the Company commits capital for trade executions by offering to buy securities from, or sell securities to, institutions and broker-dealers. The Market Making segment primarily includes client, and to a lesser extent, non-client electronic market making activities in which the Company operates as a market maker in equity securities quoted and traded on the Nasdaq Stock Market; the over-the-counter ("OTC") market for New York Stock Exchange ("NYSE"); NYSE Amex Equities ("NYSE Amex"), NYSE Arca listed securities; and several European exchanges. As a complement to electronic market making, the Company's cash trading business handles specialized orders and also transacts on the OTC Bulletin Board and the OTC Pink Markets. The segment provides trade executions as an equities Designated Market Maker ("DMM") on the NYSE and NYSE Amex. The Market Making segment also includes the Company's option market making business which has expanded trading onto several electronic exchanges.

Institutional Sales and Trading

The Institutional Sales and Trading segment includes global equity and fixed income sales, reverse mortgage origination and securitization, capital markets and asset management activities. The primary business of the Institutional Sales and Trading segment is to execute and facilitate equities and fixed income transactions as agent on behalf of institutional clients. Capital is committed on behalf of the clients when needed. This is predominantly a full-service business, in which much of the interaction is based on the Company's client relationships. This segment also facilitates client orders through program and block trades and riskless principal trades and provides capital markets services, including equity and debt private placement.

Electronic Execution Services

The Electronic Execution Services segment offers access to markets and self-directed trading via its electronic agency-based platforms. In contrast to Market Making, this segment generally does not act as a principal to transactions that are executed within this segment and generally earn commissions for acting as agent between the principals to the trade.

Corporate and Other

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and all other income and expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support the Company's other segments such as self-clearing services, including stock lending activities.

Discontinued Operations

Deephaven Capital Management LLC and its subsidiaries (collectively, "Deephaven") was formerly the registered investment adviser to, and sponsor of, the Deephaven investment funds (the "Deephaven Funds"). During the first quarter of 2009, Deephaven completed the sale of substantially all of its assets to Stark & Roth, Inc. (together with its affiliates, "Stark") with Stark agreeing to assume certain limited liabilities of Deephaven. At that time, Deephaven was replaced by Stark as the investment manager, managing member and general partner for the Deephaven Funds and the Company exited the Deephaven business. As a result of this sale, Deephaven was classified as a discontinued operation.

Going Concern

On August 1, 2012, at the open of trading at the NYSE, the Company experienced a human error and/or a technology malfunction related to its installation of trading software which resulted in the Company sending numerous erroneous orders in NYSE-listed securities into the market. The Company has traded out of its entire erroneous trade position, which resulted in a realized pre-tax loss to the Company of approximately $440 million. This trading software was removed from the Company’s trading systems on [August 2, 2012].

As a result of this issue relating to the trading software and the resultant loss, the Company experienced reduced order flow and liquidity pressures, and its capital base was severely impacted. In view of the impact to the Company’s capital base and the resultant loss of customer and counterparty confidence, there is substantial doubt about the Company’s ability to continue as a going concern. In light of this development, the Company, after evaluating and pursuing various strategic alternatives, entered into a securities purchase agreement with several investors on August 5, 2012. Upon the closing of the transactions contemplated by that securities purchase agreement, which is anticipated to occur on August 6, 2012, the investors will purchase an aggregate of $400.0 million of convertible preferred stock. Consequently, the accompanying Consolidated Financial Statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might have resulted from the outcome of this situation.